Notes Payable (Tables)	12 Months Ended
Jul. 31, 2019
Promissory Notes Tables [Abstract]
Schedule of promissory notes tables

	31 July 2019	31 July 2018

Balance, beginning	$2,175,000	$—
Issuance of promissory notes	4,000,000	1,887,863
Deferred finance costs	(822,494)	—
Repayment of promissory notes	(6,695,000)	—
Early repayment penalty	200,000	—
Interest and accretion expense	1,142,494	277,219
Foreign exchange adjustment	—	9,918

Balance, ending	$—	$2,175,000